29. EMPLOYEE BENEFIT PLANS (Details 5)	Dec. 31, 2018	Dec. 31, 2017
Pension plans [Member]
Disclosure of defined benefit plans [line items]
Discount rate	3.80%	3.50%
Discount rate	3.60%	4.00%
Future salary growth	2.50%	2.50%
Other post-employment benefit plans [Member]
Disclosure of defined benefit plans [line items]
Health care cost trend rate	4.50%	4.50%
Other medical trend rates	4.50%	4.50%
Other post-employment benefit plans [Member] | Bottom of range [Member]
Disclosure of defined benefit plans [line items]
Discount rate	3.80%	3.25%
Discount rate	3.25%	3.75%
Other post-employment benefit plans [Member] | Top of range [Member]
Disclosure of defined benefit plans [line items]
Discount rate	4.00%	3.50%
Discount rate	3.60%	4.00%